Capital management	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Capital management

19.	Capital management

The primary objective of the Company’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholder value. The Company manages its capital structure (composed of shareholders’ equity) and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, Almonty may initiate dividend payments to shareholders, return capital to shareholders, repurchase issued shares or issue new shares. Almonty was not exposed to any externally imposed capital requirements for the years ended December 31 2025 and 2024. There were no changes to the Company’s approach to capital management during the year ended December 31, 2025.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)